SHARE CAPITAL AND OTHER RESERVES - Weighted average assumptions used to estimate the fair value of share options granted (Details)	12 Months Ended
Dec. 31, 2022 Y
SHARE CAPITAL AND OTHER RESERVES
Expected life	5.00
Expected volatility	143.18%
Risk-free interest rate	4.09%